Net trading income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Net trading income	£ 4,364	£ 3,396	[1]	£ 2,716	[1]
Barclays Bank Group [member]
Disclosure of detailed information about financial instruments [line items]
Net trading income	4,364	3,396		2,716
Barclays Bank Group [member] | own credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Net trading income	0	0		(35)
Assets held for trading [member] | Liabilities held for trading [member] | Barclays Bank Group [member]
Disclosure of detailed information about financial instruments [line items]
Net trading income	3,101	2,280		2,371
Financial assets designated at fair value [member] | Barclays Bank Group [member]
Disclosure of detailed information about financial instruments [line items]
Net trading income	259	1,116		380
Financial assets mandatory at fair value [member] | Barclays Bank Group [member]
Disclosure of detailed information about financial instruments [line items]
Net trading income	£ 1,004	£ 0		£ 0

[1]

Following the sale of the UK banking business on 1 April 2018 by the Group, the continuing operations for 2016 and 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 3 on pages 00 to 00.